Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.8%
International Equity Funds - 5.1%
Transamerica Emerging Markets Equity (A)	165,916	$ 1,337,277
Transamerica International Focus (A)	408,060	2,778,887
Transamerica International Stock (A)	235,905	2,809,632
		6,925,796
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	742,095	6,790,172
U.S. Equity Funds - 13.9%
Transamerica Capital Growth (A)(B)	173,886	2,159,670
Transamerica Large Cap Value (A)	386,838	5,910,889
Transamerica Mid Cap Growth (A)	193,598	2,110,216
Transamerica Mid Cap Value Opportunities (A)	187,478	2,082,878
Transamerica Small Cap Growth (A)	213,046	1,391,190
Transamerica Small Cap Value (A)	266,311	1,352,861
Transamerica US Growth (A)	119,379	3,723,427
		18,731,131
U.S. Fixed Income Funds - 29.8%
Transamerica Bond (A)	3,869,353	30,800,048
Transamerica High Yield Bond (A)	1,143,827	9,425,137
		40,225,185
Total Investment Companies (Cost $73,793,885)		72,672,284
EXCHANGE-TRADED FUNDS - 45.6%
International Equity Funds - 9.2%
iShares Core MSCI EAFE ETF	113,350	8,340,293
iShares Core MSCI Emerging Markets ETF	25,429	1,347,483
iShares Global REIT ETF	112,048	2,725,007
		12,412,783
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.5%
iShares Core S&P 500 ETF	27,944	$ 16,896,619
U.S. Fixed Income Funds - 23.9%
iShares 0-5 Year TIPS Bond ETF	125,603	12,748,704
iShares Core U.S. Aggregate Bond ETF	200,319	19,511,071
		32,259,775
Total Exchange-Traded Funds (Cost $60,644,753)		61,569,177

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2025, to be repurchased at $998,616 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $1,018,501.	$ 998,467	998,467
Total Repurchase Agreement (Cost $998,467)		998,467
Total Investments (Cost $135,437,105)		135,239,928
Net Other Assets (Liabilities) - (0.1)%		(129,046)
Net Assets - 100.0%		$ 135,110,882
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$72,672,284	$—	$—	$72,672,284
Exchange-Traded Funds	61,569,177	—	—	61,569,177
Repurchase Agreement	—	998,467	—	998,467
Total Investments	$134,241,461	$998,467	$—	$135,239,928
Transamerica Series Trust

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,527,234	$21,722,838	$(432,881)	$(87,916)	$70,773	$30,800,048	3,869,353	$207,892	$—
Transamerica Capital Growth	652,299	1,442,599	(189,999)	91,530	163,241	2,159,670	173,886	—	—
Transamerica Emerging Markets Debt	2,069,347	4,741,001	(47,000)	(6,052)	32,876	6,790,172	742,095	56,989	—
Transamerica Emerging Markets Equity	427,535	927,467	(10,000)	(3,652)	(4,073)	1,337,277	165,916	666	—
Transamerica High Yield Bond	2,913,223	6,649,117	(194,635)	(23,538)	80,970	9,425,137	1,143,827	95,906	—
Transamerica International Focus	787,497	2,049,188	(10,000)	(2,381)	(45,417)	2,778,887	408,060	12,716	125,102
Transamerica International Stock	815,547	1,937,813	(10,000)	683	65,589	2,809,632	235,905	23,502	24,987
Transamerica Large Cap Value	1,725,344	4,102,365	(160,000)	13,123	230,057	5,910,889	386,838	14,628	20,861
Transamerica Mid Cap Growth	603,751	1,445,872	(67,090)	(19,997)	147,680	2,110,216	193,598	—	23,340
Transamerica Mid Cap Value Opportunities	616,666	1,477,005	(29,078)	(5,761)	24,046	2,082,878	187,478	8,867	44,916
Transamerica Small Cap Growth	404,864	997,683	(44,881)	(12,383)	45,907	1,391,190	213,046	—	43,654
Transamerica Small Cap Value	412,460	1,035,103	(29,783)	(27,504)	(37,415)	1,352,861	266,311	7,118	77,073
Transamerica US Growth	1,115,144	2,730,120	(85,000)	32,494	(69,331)	3,723,427	119,379	1,809	150,091
Total	$22,070,911	$51,258,171	$(1,310,347)	$(51,354)	$704,903	$72,672,284	8,105,692	$430,093	$510,024

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at January 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica ClearTrack® Retirement Income

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® Retirement Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust